Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands, Except Per Share Data

Numerator, net income	$5,908	$7,657	$8,465

Denominator:
Weighted average shares outstanding	3,682	3,645	3,627
Less: Weighted average unvested restricted shares	(9)	-	-
Denominator: Basic earnings per share	3,673	3,645	3,627

Weighted average shares outstanding	3,682	3,645	3,627
Add: Dilutive effect of stock options	9	12	5
Denominator: Diluted earnings per share	3,691	3,657	3,632

Basic earnings per common share	$1.60	$2.10	$2.33

Diluted earnings per common share	$1.60	$2.10	$2.33

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPS calculation were 14,000,  12,500, and 129,000 for the years ended December 31, 2015, 2014 and 2013, respectively.  All share and per share data have been restated to give retroactive effect to the 10% stock dividend paid in 2013.